Note 14 - Financial Instruments (Details Textual) $ in Thousands					12 Months Ended
	Feb. 21, 2020 USD ($)	Jan. 21, 2020 USD ($)	Jul. 15, 2019 USD ($)	Jan. 17, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Nov. 06, 2019 shares
Assets Held-for-sale, Not Part of Disposal Group, Total						$ 55,581
Assets Held-for-sale, Long Lived, Fair Value Disclosure						43,271
Impairment of Long-Lived Assets to be Disposed of						12,310
Equity Method Investments						22,450
Equity Method Investments, Fair Value Disclosure						19,306
Equity Method Investment, Other than Temporary Impairment					$ (0)	$ 3,144	$ (0)
Increase (Decrease) in Volatility Rate Applied					5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value					1.00%
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input					1.09
Class B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares					168,000	168,000		168,000
Class B Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input								1.34
Interest Rate Swap [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain				$ 213
Derivative Instruments Not Designated as Hedging Instruments, Loss	$ 927	$ 405	$ 205